Share Capital and Reserves (Details 3) - shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Share Capital And Reserves
Weighted Average Shares Outstanding, basic	5,283,164	2,663,614	2,077,096
Weighted Average Shares Outstanding, diluted	5,283,164	2,663,614	2,077,096